Software Development Costs (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Software Development Costs
Amortization expense	$ 10,000	$ 10,000	$ 29,000	$ 47,000	$ 56,000	$ 103,000